Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax [Line Items]
U.S federal statutory rate			35.00%	35.00%	35.00%
Effective income tax rate	40.80%	40.00%	38.00%	40.00%	38.00%
State
Income Tax [Line Items]
State Tax Credit			593,228